UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21470
Investment Company Act File Number
Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Income Fund	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 107.2%(1)

Security	Shares	Value
Capital Markets — 1.9%
Man Group PLC	5,850,000	$19,929,764

		$19,929,764

Chemicals — 0.8%
Air Liquide SA	75,000	$8,425,901

		$8,425,901

Commercial Banks — 4.3%
Commonwealth Bank of Australia	385,000	$18,367,557
Wells Fargo & Co.	985,461	27,326,834

		$45,694,391

Commercial Services & Supplies — 0.8%
Covanta Holding Corp.	600,000	$9,042,000

		$9,042,000

Communications Equipment — 0.5%
Telefonaktiebolaget LM Ericsson, Class B	500,000	$5,517,080

		$5,517,080

Computers & Peripherals — 1.7%
Hewlett-Packard Co.	400,000	$18,416,000

		$18,416,000

Construction Materials — 0.8%
Lafarge SA	150,000	$8,167,437

		$8,167,437

Diversified Financial Services — 1.7%
Bank of America Corp.	800,000	$11,232,000
Deutsche Boerse AG	100,000	7,006,938

		$18,238,938

Diversified Telecommunication Services — 11.3%
AT&T, Inc.	630,000	$16,342,200
BCE, Inc.	400,000	12,244,000
Cable & Wireless Communication PLC	4,900,000	4,551,788
Deutsche Telekom AG	450,000	6,049,431
France Telecom SA	1,800,000	37,648,078
Telekom Austria AG	273,106	3,513,001
Telekomunikacja Polska SA	3,000,000	15,537,994
Telkom South Africa, Ltd.	1,250,000	5,843,924
Telstra Corp., Ltd.	6,500,000	18,944,053

		$120,674,469

Electric Utilities — 15.1%
CEZ AS	525,000	$24,040,315
E.ON AG	900,000	26,919,119
Edison International	350,000	11,602,500
Enel SpA	4,364,872	21,398,874
Entergy Corp.	350,000	27,128,500
Scottish and Southern Energy PLC	1,550,000	26,970,479
Terna Rete Elettrica Nazionale SpA	5,500,000	22,860,323

		$160,920,110

Electrical Equipment — 2.0%
ABB, Ltd.(2)	1,050,000	$21,195,067

		$21,195,067

Security	Shares	Value
Food Products — 4.9%
Kraft Foods, Inc., Class A	225,000	$6,572,250
Marine Harvest ASA	8,516,473	6,401,241
Nestle SA	800,000	39,541,559

		$52,515,050

Hotels, Restaurants & Leisure — 5.2%
McDonald’s Corp.	800,000	$55,784,000

		$55,784,000

Independent Power Producers & Energy Traders — 0.3%
Huaneng Power International, Inc., Class H	5,999,617	$3,497,189

		$3,497,189

Insurance — 9.8%
Allianz SE	225,000	$26,129,197
Aviva PLC	3,500,000	19,599,397
MetLife, Inc.	750,000	31,545,000
Prudential Financial, Inc.	470,000	26,926,300

		$104,199,894

IT Services — 1.2%
MasterCard, Inc., Class A	60,000	$12,602,400

		$12,602,400

Machinery — 4.4%
Deere & Co.	700,000	$46,676,000

		$46,676,000

Metals & Mining — 4.4%
KGHM Polska Miedz SA	250,000	$8,695,026
Southern Copper Corp.	1,200,000	37,692,000

		$46,387,026

Multi-Utilities — 4.6%
A2A SpA	7,000,000	$10,498,691
National Grid PLC	500,000	4,005,171
RWE AG	250,000	17,657,116
United Utilities Group PLC	1,250,000	11,473,290
Veolia Environnement	200,000	5,309,181

		$48,943,449

Oil, Gas & Consumable Fuels — 12.8%
Chevron Corp.	650,000	$49,536,500
ENI SpA	200,000	4,086,956
Marathon Oil Corp.	1,100,000	36,795,000
Repsol YPF SA	500,000	11,789,421
Statoil ASA	1,700,000	34,382,922

		$136,590,799

Paper & Forest Products — 0.5%
Weyerhaeuser Co.	350,000	$5,677,000

		$5,677,000

Pharmaceuticals — 3.3%
Merck & Co., Inc.	250,000	$8,615,000
Pfizer, Inc.	700,000	10,500,000
Sanofi-Aventis	275,000	15,986,431

		$35,101,431

Real Estate Investment Trusts (REITs) — 3.9%
Annaly Capital Management, Inc.	1,150,000	$20,010,000
AvalonBay Communities, Inc.	206,322	21,682,379

		$41,692,379

Security	Shares	Value
Road & Rail — 2.3%
Norfolk Southern Corp.	240,000	$13,504,800
Union Pacific Corp.	150,000	11,200,500

		$24,705,300

Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc.	300,000	$8,913,000

		$8,913,000

Tobacco — 4.8%
Altria Group, Inc.	350,000	$7,756,000
Philip Morris International, Inc.	850,000	43,384,000

		$51,140,000

Wireless Telecommunication Services — 3.1%
Millicom International Cellular SA	350,000	$32,627,000

		$32,627,000

Total Common Stocks (identified cost $883,434,935)		$1,143,273,074

Preferred Stocks — 19.8%

Security	Shares	Value
Commercial Banks — 11.2%
Bank of America Corp., 8.125%(3)	4,000	$4,098,484
Barclays Bank PLC, 7.434%(3)(4)	7,000	6,960,401
BBVA International SA Unipersonal, 5.919%(3)	6,000	4,934,538
BNP Paribas, 7.195%(3)(4)	140	13,469,078
CoBank, ACB, 11.00%(4)	110,000	6,132,500
Credit Agricole SA/London, 6.637%(3)(4)	9,950	8,543,886
DB Contingent Capital Trust II, 6.55%	135,000	3,038,850
HSBC Holdings PLC, 8.00%	374,000	9,716,520
JPMorgan Chase & Co., 7.90%(3)	9,500	10,145,411
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)	14,850	0
Lloyds Banking Group PLC, 6.657%(2)(3)(4)	18,000	10,530,000
Royal Bank of Scotland Group PLC, 7.648%(3)	3,450	2,994,576
Royal Bank of Scotland Group PLC, Series F, 7.65%	57,778	1,197,738
Royal Bank of Scotland Group PLC, Series L, 5.75%	204,405	3,333,845
Santander Finance SA Unipersonal, 10.50%	297,766	8,337,448
Standard Chartered PLC, 6.409%(3)(4)	99	9,003,159
UBS Preferred Funding Trust I, 8.622%(3)	7,150	7,393,415
Wells Fargo & Co., Class A, 7.50%	9,600	9,360,000

		$119,189,849

Electric Utilities — 0.5%
Entergy Arkansas, Inc., 6.45%	54,000	$1,289,250
Georgia Power Co., 6.50%	20,000	2,078,126
Southern California Edison Co., 6.00%	17,000	1,708,500

		$5,075,876

Food Products — 0.7%
Dairy Farmers of America, 7.875%(4)	75,230	$6,138,302
Ocean Spray Cranberries, Inc., 6.25%(4)	12,750	953,859

		$7,092,161

Insurance — 6.0%
Aegon NV, 6.375%	470,000	$9,470,500
Arch Capital Group, Ltd., Series A, 8.00%	77,000	1,963,500
AXA SA, 6.379%(3)(4)	2,500	2,032,543
AXA SA, 6.463%(3)(4)	10,535	8,513,576
Endurance Specialty Holdings, Ltd., Series A, 7.75%	246,200	5,982,660

Security	Shares	Value
ING Capital Funding Trust III, 8.439%(3)	21,300	$20,706,752
Prudential PLC, 6.50%	8,500	7,515,802
RenaissanceRe Holdings, Ltd., Series C, 6.08%	257,500	5,616,075
RenaissanceRe Holdings, Ltd., Series D, 6.60%	115,000	2,748,500

		$64,549,908

Oil, Gas & Consumable Fuels — 0.6%
Kinder Morgan GP, Inc., 8.33%(3)(4)	7,000	$7,031,062

		$7,031,062

Real Estate Investment Trusts (REITs) — 0.8%
CapLease, Inc., 8.125%	200,000	$4,752,000
Developers Diversified Realty Corp., Series I, 7.50%	145,000	3,230,600
Regency Centers Corp., Series C, 7.45%	11,750	291,987

		$8,274,587

Total Preferred Stocks (identified cost $238,768,267)		$211,213,443

Corporate Bonds & Notes — 3.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 2.0%
Banco Industriale Comercial SA, 8.50%, 4/27/20(4)	$2,800	$2,884,000
Capital One Capital V, 10.25%, 8/15/39	1,818	1,979,347
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(6)(7)	10,460	10,826,100
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(6)(7)	6,000	5,205,000
SunTrust Capital VIII, 6.10% to 12/15/36, 12/1/66(6)	900	751,647

		$21,646,094

Diversified Financial Services — 0.3%
GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(6)	$3,500	$3,346,875

		$3,346,875

Insurance — 0.9%
Everest Reinsurance Holdings, Inc., 6.60% to 5/15/17, 5/15/37, 5/1/67(6)(7)	$990	$886,050
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(4)(6)	1,320	1,089,718
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(6)	10,000	7,700,000

		$9,675,768

Retail-Food and Drug — 0.5%
CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37, 6/1/62(6)(7)	$5,000	$4,601,905

		$4,601,905

Total Corporate Bonds & Notes (identified cost $37,237,023)		$39,270,642

Short-Term Investments — 0.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(8)	$6,755	$6,754,571

Total Short-Term Investments (identified cost $6,754,571)		$6,754,571

Total Investments — 131.3% (identified cost $1,166,194,796)		$1,400,511,730

Other Assets, Less Liabilities — (31.3)%		$(334,036,214)

Net Assets — 100.0%		$1,066,475,516

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2010.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $83,282,084 or 7.8% of the Fund’s net assets.

(5)	Defaulted security.

(6)	Security converts to floating rate after the indicated fixed-rate coupon period.

(7)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $17,640 and $0, respectively.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	49.9%	$698,832,508
United Kingdom	8.5	118,823,794
France	6.8	94,627,033
Germany	6.0	83,761,801
Switzerland	4.3	60,736,626
Italy	4.2	58,844,844
Norway	2.9	40,784,163
Australia	2.7	38,401,328
Peru	2.7	37,692,000
Luxembourg	2.3	32,627,000
Poland	1.7	24,233,020
Czech Republic	1.7	24,040,315
Spain	1.4	20,126,869
Bermuda	1.2	16,310,735
Canada	0.9	12,244,000
Netherlands	0.7	9,470,500
Cayman Islands	0.6	7,700,000
South Africa	0.4	5,843,924
Sweden	0.4	5,517,080
Austria	0.3	3,513,001
China	0.2	3,497,189
Brazil	0.2	2,884,000
Iceland	0.0	0

Total Investments	100.0%	$1,400,511,730

A summary of financial instruments outstanding at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/6/10	Euro 29,269,465	United States Dollar 36,283,160	$(1,859,304)
8/6/10	Euro 31,374,081	United States Dollar 39,008,807	(1,876,286)
8/6/10	Euro 29,397,773	United States Dollar 36,251,864	(2,057,806)
8/6/10	Euro 33,462,389	United States Dollar 41,254,474	(2,351,994)
8/6/10	Euro 38,990,053	United States Dollar 48,256,234	(2,553,602)

			$(10,698,992)

At July 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Fund may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $10,698,992.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,171,002,970

Gross unrealized appreciation	$276,253,472
Gross unrealized depreciation	(46,744,712)

Net unrealized appreciation	$229,508,760

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$55,784,000	$—	$—	$55,784,000
Consumer Staples	57,712,250	45,942,800	—	103,655,050
Energy	86,331,500	50,259,299	—	136,590,799
Financials	138,722,513	91,032,853	—	229,755,366
Health Care	19,115,000	15,986,431	—	35,101,431
Industrials	80,423,300	21,195,067	—	101,618,367
Information Technology	39,931,400	5,517,080	—	45,448,480
Materials	43,369,000	25,288,364	—	68,657,364
Telecommunication Services	65,764,988	87,536,481	—	153,301,469
Utilities	38,731,000	174,629,748	—	213,360,748

Total Common Stocks	$625,884,951	$517,388,123 *	$—	$1,143,273,074

Preferred Stocks
Consumer Staples	$—	$7,092,161	$—	$7,092,161
Energy	—	7,031,062	—	7,031,062
Financials	69,040,224	122,974,120	—	192,014,344
Utilities	1,708,500	3,367,376	—	5,075,876

Total Preferred Stocks	$70,748,724	$140,464,719	$—	$211,213,443

Corporate Bonds & Notes	$—	$39,270,642	$—	$39,270,642
Short-Term Investments	—	6,754,571	—	6,754,571

Total Investments	$696,633,675	$703,878,055	$—	$1,400,511,730

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(10,698,992)	$—	$(10,698,992)

Total	$—	$(10,698,992)	$—	$(10,698,992)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: September 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: September 24, 2010